Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-Based Compensation [Abstract]
Summary of transaction involving stock options
The following table summarizes the transactions involving the stock option plans:

		Weighted-	Weighted-
(in thousands		Average	Average	Aggregate
except exercise		Exercise	Remaining	Intrinsic
price and life)	Options	Price	Life (Years)	Value
Outstanding at December 31, 2009	910	$22.13	4.4	$3,852
Exercised	(582)	22.16
Outstanding at December 31, 2010	328	22.06	3.9	4,807
Exercised	(121)	21.55
Outstanding at December 31, 2011	207	22.36	3.1	3,222
Exercised	(66)	22.38
Outstanding at December 31, 2012	141	$22.35	2.7	$1,859
Exercisable at December 31, 2012	141	$22.35	2.7	$1,859

Summary of information concerning outstanding and exercisable stock options
The following table summarizes information concerning outstanding and exercisable stock options at December 31, 2012:

	Range of Exercise Price
(in thousands except life and exercise price)	$18.57-21.29	$21.30-24.14	$24.15-30.07
Options outstanding	62	40	39
Weighted-average remaining contractual life, in years	2.3	1.8	4.5
Weighted-average exercise price	$19.49	$22.85	$26.39
Options exercisable	62	40	39
Weighted-average exercise price	$19.49	$22.85	$26.39

Summary of nonvested stock activity
The following table summarizes the nonvested stock activity:

		Grant Date
		Weighted-	Aggregate
		Average	Intrinsic
(in thousands except fair value)	Shares	Fair Value	Value
Outstanding at December 31, 2009	424	$24.44	$11,142
Granted	265	34.45
Vested	(259)	27.92
Cancelled	(67)	24.79
Outstanding at December 31, 2010	363	29.20	13,340
Granted	270	35.48
Vested	(175)	34.04
Cancelled	(58)	28.45
Outstanding at December 31, 2011	400	31.42	15,142
Granted	293	36.09
Vested	(314)	33.59
Cancelled	(40)	33.41
Outstanding at December 31, 2012	339	$33.22	$12,046